Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2021
Disclosure Of Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments	OFF-BALANCE SHEET COMMITMENTS
The off-balance-sheet commitments as of December 31, 2020 have not changed significantly during the first half of 2021, except for the following commitments:

Sublease in the United-States
In May 2021, the Company signed a sublease agreement for a portion of its premises located in Cambridge. As part of this agreement, the Company received a security deposit in the form of a letter of credit in the amount of $59 thousand.